Segment reporting - Major customers (Details) - customer	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Geographical information
Number of major customers	2
Customer A
Geographical information
Revenue percentage	64.00%	60.00%
Customer B
Geographical information
Revenue percentage	15.00%	16.00%